Significant Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Buildings | Minimum
Property, Plant and Equipment
Depreciation rates	1.00%
Buildings | Maximum
Property, Plant and Equipment
Depreciation rates	3.00%
Other property, technical equipment and machinery | Minimum
Property, Plant and Equipment
Depreciation rates	4.00%
Other property, technical equipment and machinery | Maximum
Property, Plant and Equipment
Depreciation rates	10.00%
Other property, plant and equipment | Minimum
Property, Plant and Equipment
Depreciation rates	7.00%
Other property, plant and equipment | Maximum
Property, Plant and Equipment
Depreciation rates	33.00%